ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DIVIDEND GROWTH FUND
Unaudited		March 31, 2007
Portfolio of Investments †
(Cost and value in $000s)	Shares/$ Par	Value

COMMON STOCKS 97.8%
CONSUMER DISCRETIONARY 12.4%
Hotels, Restaurants & Leisure 1.7%
Carnival	85,000	3,983
International Game Technology	145,000	5,855
Marriott, Class A	100,000	4,896
		14,734
Leisure Equipment & Products 0.3%
Mattel	75,000	2,068
		2,068
Media 5.9%
CBS, Class B	125,000	3,824
EchoStar Communications, Class A (1)	70,000	3,040
McGraw-Hill	135,000	8,489
Meredith	95,000	5,452
Omnicom	82,500	8,446
Time Warner	600,000	11,832
Tribune	110,000	3,532
Viacom, Class B (1)	142,500	5,858
		50,473
Multiline Retail 2.5%
Family Dollar Stores	280,000	8,294
Target	215,000	12,741
		21,035
Specialty Retail 2.0%
Home Depot	250,000	9,185
Ross Stores	220,000	7,568
		16,753
Total Consumer Discretionary		105,063
CONSUMER STAPLES 8.9%
Beverages 3.0%
Coca-Cola	200,000	9,600
PepsiCo	170,000	10,805
Pernod-Ricard (EUR)	24,000	4,873
		25,278
Food & Staples Retailing 2.8%
CVS/Caremark	141,950	4,846
Sysco	160,000	5,413
Wal-Mart	85,000	3,991
Walgreen	215,000	9,866
		24,116
Food Products 1.6%
General Mills	145,000	8,442
McCormick	130,000	5,007
		13,449
Household Products 0.4%
Colgate-Palmolive	50,000	3,340
		3,340
Tobacco 1.1%
Altria Group	105,000	9,220
		9,220
Total Consumer Staples		75,403
ENERGY 9.5%
Energy Equipment & Services 2.4%
Baker Hughes	185,000	12,234
Diamond Offshore Drilling	102,500	8,297
		20,531
Oil, Gas & Consumable Fuels 7.1%
BP, ADR	150,000	9,713
Chevron	125,000	9,245
CONSOL Energy	105,000	4,109
ExxonMobil	325,000	24,521
Total, ADR	185,000	12,909
		60,497
Total Energy		81,028
FINANCIALS 22.3%
Capital Markets 7.7%
Ameriprise Financial	85,000	4,857
Bank of New York	210,000	8,516
Mellon Financial	160,000	6,902
Morgan Stanley	130,000	10,239
Nuveen Investments	215,000	10,169
State Street	182,500	11,817
UBS (CHF)	224,000	13,337
		65,837
Commercial Banks 3.2%
First Horizon National	110,000	4,568
U.S. Bancorp	300,000	10,491
Wells Fargo	360,000	12,395
		27,454
Consumer Finance 1.4%
American Express	180,000	10,152
SLM Corporation	47,000	1,923
		12,075
Diversified Financial Services 2.3%
Citigroup	380,000	19,509
		19,509
Insurance 6.7%
American International Group	130,000	8,739
Aon	155,000	5,884
Axis Capital Holdings	155,000	5,248
Genworth Financial, Class A	250,000	8,735
Hartford Financial Services	95,000	9,080
Marsh & McLennan	150,000	4,393
Prudential Financial	110,000	9,929
XL Capital	67,500	4,722
		56,730
Real Estate Investment Trusts (REITs) 1.0%
Archstone-Smith Trust, REIT	70,000	3,800
Vornado Realty Trust, REIT	39,000	4,654
		8,454
Total Financials		190,059
HEALTH CARE 10.6%
Biotechnology 0.4%
MedImmune (1)	100,000	3,639
		3,639
Health Care Equipment & Supplies 2.8%
C R Bard	60,000	4,771
Dentsply International	180,000	5,895
Medtronic	210,000	10,303
Stryker	45,000	2,984
		23,953
Health Care Providers & Services 1.5%
Cardinal Health	65,000	4,742
CIGNA	52,500	7,489
		12,231
Pharmaceuticals 5.9%
Abbott Laboratories	100,000	5,580
Eli Lilly	125,000	6,714
Johnson & Johnson	137,500	8,286
Novartis, Regulation D (CHF)	158,000	8,631
Pfizer	365,000	9,220
Wyeth	240,000	12,007
		50,438
Total Health Care		90,261
INDUSTRIALS & BUSINESS SERVICES 13.9%
Aerospace & Defense 2.8%
General Dynamics	130,000	9,932
Honeywell International	90,000	4,145
Rockwell Collins	145,000	9,705
		23,782
Air Freight & Logistics 1.7%
C H Robinson Worldwide	57,500	2,746
Expeditors International of Washington	100,000	4,132
UPS, Class B	110,000	7,711
		14,589
Airlines 0.5%
Southwest Airlines	275,000	4,043
		4,043
Building Products 0.7%
Masco	220,000	6,028
		6,028
Industrial Conglomerates 5.1%
GE	485,000	17,150
Roper Industries	242,500	13,308
Tyco International	400,000	12,620
		43,078
Machinery 2.3%
Danaher	122,500	8,752
Deere	45,000	4,889
Illinois Tool Works	110,000	5,676
		19,317
Road & Rail 0.8%
Norfolk Southern	140,000	7,084
		7,084
Total Industrials & Business Services		117,921
INFORMATION TECHNOLOGY 10.1%
Communications Equipment 1.5%
Cisco Systems (1)	140,000	3,574
Nokia, ADR (1)	400,000	9,168
		12,742
Computers & Peripherals 0.6%
Dell (1)	200,000	4,642
		4,642
IT Services 2.9%
Automatic Data Processing (1)	200,000	8,750
Broadridge Financial (1)	50,000	985
First Data	235,000	6,321
Paychex	97,500	3,692
Western Union	230,000	5,049
		24,797
Semiconductor & Semiconductor Equipment 3.4%
Analog Devices	215,000	7,415
Applied Materials	200,000	3,664
Intel	250,000	4,783
Linear Technology	235,000	7,424
Microchip Technology	80,000	2,842
Xilinx	120,000	3,088
		29,216
Software 1.7%
Microsoft	530,000	14,771
		14,771
Total Information Technology		86,168
MATERIALS 2.6%
Chemicals 1.8%
Potash Corporation of Saskatchewan	13,000	2,079
Praxair	80,000	5,037
Sigma Aldrich	200,000	8,304
		15,420
Paper & Forest Products 0.8%
International Paper	185,000	6,734
		6,734

Total Materials		22,154
TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 2.5%
AT&T	215,000	8,477
Telus	110,000	5,500
Verizon Communications	200,000	7,584
		21,561
Wireless Telecommunication Services 2.9%
Alltel	70,000	4,340
Crown Castle International (1)	235,000	7,550
Sprint Nextel	185,000	3,508
Vodafone, ADR	345,000	9,267
		24,665
Total Telecommunication Services		46,226
UTILITIES 2.1%
Gas Utilities 0.6%
AGL Resources	125,000	5,340
		5,340
Multi-Utilities 1.5%
Public Service Enterprise	150,000	12,456
		12,456
Total Utilities		17,796
Total Common Stocks (Cost $568,380)		832,079
CONVERTIBLE BONDS 0.6%
Lamar Advertising Company, 2.875%, 12/31/10	3,690,000	5,077
Total Convertible Bonds (Cost $3,896)		5,077
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	10,852,360	10,852
Total Short-Term Investments (Cost $10,852)		10,852
Total Investments in Securities
99.6% of Net Assets (Cost $583,128)		$848,008

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
CHF	Swiss Franc
EUR	Euro
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Dividend Growth Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Dividend Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income through investments primarily in dividend-paying stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $583,128,000. Net unrealized gain aggregated $264,886,000 at period-end, of which $271,112,000 related to appreciated investments and $6,226,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $316,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $10,852,000 and $23,742,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007